Employee Benefit Plans	12 Months Ended
Dec. 31, 2024
Employee Benefit Plans
Employee Benefit Plans

(10)Employee Benefit Plans

Subsidiaries of the Company sponsor 401(k) plans, which provide their employees an opportunity to make contributions to a trust for investment. The Company’s subsidiaries make matching contributions to their plans based on a percentage of the amount contributed by employees. Employer cash contributions to all plans aggregated $14 million and $11 million for the years ended December 31, 2024 and 2023, respectively.